Related Party Transactions (Table)	3 Months Ended
Mar. 31, 2017
Related Party Transactions Table
Related Party Transactions

Related Party	Relationship
Daniel Shih (Daniel)	Shareholder, Aircom’s CEO and CFO as of March 31, 2017; Shareholder as of the date of this report
Jan Yung Lin (Jan)	Secretary, shareholder and Aircom’s Secretary
Felix Fong	Shareholder
Jeffrey Wun	Shareholder as of March 31, 2017; Shareholder and Aircom’s CEO as of the date of this report
Jiun Sheuan Yang	Shareholder
Tzu-Ling Hsu	Shareholder
Bunny Wu	Shareholder
Giretsu Shih	President of Aircom Japan
Capricorn Union Limited (Capricorn)	100% owned by Daniel
Dadny Japan	100% owned by Capricorn before the acquisition
dMobile System Co. Ltd. (dMobile)	100% owned by Daniel
Klingon Aerospace, Inc. (Klingon)	Daniel was the chairman
Law Office of Jan Yung Lin	100% owned by Jan
Priceplay.com, Inc. (PPUS)	Daniel is the chairman

Significant related party transactions

The Company has extensive transactions with its related parties. It is possible that the terms of these transactions are not the same as those which would result from transactions among wholly unrelated parties.

a.	As of December 31, 2016 and 2015 and March 31, 2017,

	December 31,		March 31,
	2015	2016	2017
			(Unaudited)
Accounts receivable from dMobile	$3,478,900	$-	$-

Prepayment to Capricorn for acquisition of Dadny Japan	$600,000	$-	$-

Other receivable from
PPUS	$80,500	$-	$-
Daniel	35,680	-	-
Total	$116,180	$-	$-

Deposit to Daniel	$-	$2,483	$2,311

Other payable to:
dMobile	$3,950,000	$-	$-
Klingon	762,000	762,000	762,000
PPUS	387,500	737,000	-
PPTW	80,000	819,300	-
Jeffrey Wun	13,399	3,594	7,712
Law Office of Jan Yung Lin	10,000	-	-
Tzu-Ling Hsu	5,929	6,844	9,695
Jiun Sheuan Yang	4,848	2,491	4,983
Jan	275	-	-
dMobile	-	471,100	-
Giretsu Shih	-	80,346	16,803
Daniel	10,312	52,018	113,743
Bunny Wu	-	32,148	-
Felix Fong	-	2,212	3,871
Total	$5,224,263	$2,969,053	$918,807

Subscribed capital:
PPTW	$-	$-	$819,300
PPUS	-	-	737,000
dMobile	-	-	471,100
Total	$-	$-	$2,027,400

As of March 31, 2017, these related parties converted their receivable from the Company to subscribed capital. The issuance of stock shares is subject to the approval of the Board of Directors.

b.	For the year ended December 31, 2014, 2015 and 2016 and three-month periods ended March 31, 2016 and 2017,

				Three-Month Period Ended March 31,
	Year Ended December 31,			(Unaudited)
	2014	2015	2016	2016	2017
Sales to
dMobile	$-	$5,478,900	$-	$-	$-
PPUS	-	650,000	-	-	-
Total	$-	$6,128,900	$-	$-	$-

100% of the Company’s sales for the year ended December 31, 2015 were to related parties.

				Three-Month Period Ended March 31,
	Year Ended December 31,			(Unaudited)
	2014	2015	2016	2016	2017
Intangible purchase from dMobile	$-	$4,950,000	$-	$-	$-

Legal expenses paid to Law Office of Jan Yung Lin	$-	$51,431	$10,000	$10,000	$-

Rent expenses paid to Daniel	$-	$-	$-	$-	$3,566